Subsequent Events (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended
	Nov. 30, 2012	Sep. 15, 2012	Mar. 23, 2012	Mar. 19, 2012
Subsequent Events (Textual)
Proceed from liquidation of price derivative	$ 0.60
Maximum additional extended amount of debenture debt agreements with convertible debenture holders				5.0
Initial closing amount of debenture debt			1.5
Additional debenture purchased by convertible debenture holders		$ 3.5